CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of financial assets

	At December 31,
	2022	2021
	(€ thousand)
Financial derivatives	80,233	11,565
Other financial assets	7,068	1,935
Current financial assets	87,301	13,500

Disclosure of derivative financial instruments
The following table sets forth a breakdown of derivative assets and liabilities at December 31, 2022 and 2021.

	At December 31,
	2022		2021
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ thousand)
Cash flow hedges:
Foreign currency derivatives	41,270	(16,976)	4,437	(34,973)
Commodities	5	(772)	182	(1,162)
Interest rate caps	36,771	—	6,053	—
Total cash flow hedges	78,046	(17,748)	10,672	(36,135)
Other foreign currency derivatives	2,187	(2,245)	893	(385)
Total	80,233	(19,993)	11,565	(36,520)
The following tables provide an analysis of outstanding derivative financial instruments by foreign currency based on their fair value and notional amounts:

	At December 31, 2022		At December 31, 2021
	Fair Value	Notional Amount	Fair Value	Notional Amount
	(€ thousand)
Currencies:
U.S. Dollar	49,466	2,385,494	(17,588)	1,773,022
Pound Sterling	2,811	121,881	(2,343)	154,353
Japanese Yen	2,711	275,700	116	282,482
Swiss Franc	(991)	108,459	(2,754)	76,953
Chinese Yuan	2,702	176,062	(1,125)	91,248
Other(1)	3,541	131,319	(1,261)	108,822
Total amount	60,240	3,198,915	(24,955)	2,486,880
______________________________
(1)    Other mainly includes the Australian Dollar, the Canadian Dollar and the Hong Kong Dollar.

Disclosure of reclassified gain/loss from other comprehensive income/(loss) to the consolidated income statement
The Group reclassified gains and losses, net of the related tax effects, from other comprehensive income/(loss) to the consolidated income statement as follows:

	For the years ended December 31,
	2022	2021	2020
	(€ thousand)
Net revenues/(costs)	(75,749)	7,275	19,557
Income tax (expense)/benefit	21,134	(2,030)	(5,456)
Total recognized in the consolidated income statement	(54,615)	5,245	14,101